Employee Benefit Plans - Information for Post-Retirement Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Change in benefit obligations
Actuarial (gain) loss	$ 42.6	$ (40.8)
Successor [Member]
Change in benefit obligations
Benefit obligations at beginning of year	326.6	296.3
Service cost	0.9	0.7
Interest cost	11.8	12.8
Plan amendments		0.2
Actuarial (gain) loss	(42.6)	40.8
Benefit paid	(12.3)	(11.5)
Benefit obligations at end of year	284.0	326.6
Post-retirement Benefit Plans [Member]
Change in benefit obligations
Benefit obligations at end of year	13.4	14.9
Post-retirement Benefit Plans [Member] | Successor [Member]
Change in benefit obligations
Benefit obligations at beginning of year	14.9	12.4
Service cost	0.5	0.4	0.3
Interest cost	0.6	0.5	0.5
Plan amendments		0.9
Actuarial (gain) loss	(2.1)	1.3
Benefit paid	(0.5)	(0.6)
Benefit obligations at end of year	$ 13.4	$ 14.9	$ 12.4